INVENTORY, NET	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY, NET

6. INVENTORY, NET

Inventory consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Finished goods	3,665	14,721
Raw materials	15,720	16,249
Work-in-process	7,517	9,503
Inventory, subtotal	26,902	40,473
Less: inventory impairment provision	(12,117)	(16,555)
Inventory, net	14,785	23,918

Finished goods primarily consist of vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers, vehicle parts and charging piles.

Raw materials primarily consist of materials for volume production.

Work-in-process primarily consist of vehicles in production which will be transferred into finished goods inventory when completed.

For the years ended December 31, 2023, 2022 and 2021, write-downs of inventories to net realizable value were US$4,510 thousand, US$4,450 thousand and US$20,328 thousand, respectively.